Commitments and Contingencies (Details Narrative)	1 Months Ended							3 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Jul. 31, 2020 CAD ($)	Jan. 31, 2020 CAD ($)	Nov. 19, 2019 shares	Sep. 30, 2019 CAD ($)	Nov. 30, 2019 CAD ($)	Jan. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 CAD ($)	Jan. 31, 2019 CAD ($)
Statement [Line Items]
Breach of contract amount										$ 64,500
Contract amount										5,470,000
Amount paid by company										2,480,000
Amount paid in future										$ 2,980,000
Financial guarantee liability									$ 1,083,295			$ 0
GSB [Member]
Statement [Line Items]
Non-brokered private placements							$ 15,000,000
Settlement of legal claims				$ 120,000							$ 120,000
Claim amount for finders fee							$ 600,000
MedMelior [Member]
Statement [Line Items]
Settlement of legal claims									$ 2,000,000		$ 10,000,000
Bio V Pharma Inc [Member]
Statement [Line Items]
Claim amount for premises sub-leased					$ 395,000
Chief Executive Officer [Member]
Statement [Line Items]
Issuance of stock options | shares						600,000
Claim amount termination of employment								$ 1,000,000
Olymbec Development Inc. [Member]
Statement [Line Items]
Monthly lease payment		$ 49,410
Administrative fees			$ 36,500
Outstanding lease			$ 124,223
Settlement Agreement [Member]
Statement [Line Items]
Lump sum payment	$ 300,000
Payment description	the Company as follows: $150,000 on or before April 1, 2022 (completed) and $150,000 on or before May 31, 2022 (the “Transaction”), which was homologated by the Superior Court (Commercial Division) of Quebec on March 28, 2022